REGULATION - REGULATORY ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Regulatory Assets [Line Items]
Regulatory assets-current	$ 36,530	$ 32,871
Regulatory assets-noncurrent	527,459	496,637
Regulatory Liabilities [Line Items]
Regulatory liability-current	26,188	0
Regulatory liabilities-noncurrent	196,450	202,435
Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-current	36,372	32,871
Regulatory assets-noncurrent	526,462	496,637
Regulatory Liabilities [Line Items]
Regulatory liability-current	26,188	0
Regulatory liabilities-noncurrent	196,286	202,435
Overrecovered natural gas costs | Natural Gas Distribution
Regulatory Liabilities [Line Items]
Regulatory liability-current	25,914	0
Derivatives at fair value, net | Natural Gas Distribution
Regulatory Liabilities [Line Items]
Regulatory liability-current	274	0
Regulatory liabilities-noncurrent	352	0
Tax Act impact | Natural Gas Distribution
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	195,425	200,417
New Jersey Clean Energy Program | Natural Gas Distribution
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	0	197
Other noncurrent regulatory liabilities | Natural Gas Distribution
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	509	1,821
New Jersey Clean Energy Program | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-current	15,570	15,468
Conservation Incentive Program | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-current	19,120	3,371
Underrecovered natural gas costs | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-current	0	9,506
Derivatives at fair value, net | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-current	0	4,526
Regulatory assets-noncurrent	1	486
Other current regulatory assets | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-current	1,682	0
Environmental remediation costs, Expended, net of recoveries
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	36,500
Environmental remediation costs, Expended, net of recoveries | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	36,516	38,351
Environmental remediation costs, Liability for future expenditures
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	150,600	131,100
Environmental remediation costs, Liability for future expenditures | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	150,590	131,080
Deferred income taxes | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	28,241	19,631
SAVEGREEN | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	21,281	10,201
Postemployment and other benefit costs | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	188,170	212,461
Deferred storm damage costs | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	6,515	8,687
Cost of removal | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	75,080	65,660
Other noncurrent regulatory assets | Natural Gas Distribution
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	$ 20,068	$ 10,080